Summary of Significant Accounting Policies - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities:
Financial liabilities, Total		$ 5,020,633
Fair Value, Inputs, Level 1 [Member]
Financial liabilities:
Financial liabilities, Total
Fair Value, Inputs, Level 2 [Member]
Financial liabilities:
Financial liabilities, Total
Fair Value, Inputs, Level 3 [Member]
Financial liabilities:
Financial liabilities, Total		5,020,633
Convertible Debt [Member]
Financial liabilities:
Financial liabilities, Total		5,020,633
Convertible Debt [Member] | Fair Value, Inputs, Level 1 [Member]
Financial liabilities:
Financial liabilities, Total
Convertible Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Financial liabilities:
Financial liabilities, Total
Convertible Debt [Member] | Fair Value, Inputs, Level 3 [Member]
Financial liabilities:
Financial liabilities, Total		$ 5,020,633